Offerings - Offering: 1	May 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit | $ / shares	34.13
Maximum Aggregate Offering Price	$ 59,727,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,144.29
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are being registered such additional shares as may be issuable pursuant to the anti-dilution provisions of the Lincoln National Corporation 2020 Incentive Compensation Plan (the “Plan”), by reason of stock splits, stock dividends, recapitalizations or similar transactions. The shares of common stock to which this Registration Statement relates are to be issued upon exercise of options and in connection with certain other stock-related awards, all of which will be granted or awarded under the Plan for no consideration.
  Amount registered represents an additional 1,750,000 shares of Common Stock registered for issuance under the Plan as a result of an amendment to the Plan that increased the number of shares available for issuance.
Proposed maximum offering price per unit and maximum aggregate offering price estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $34.13 per share, which is the average of the high and low sale prices of the Registrant’s common stock as reported on the New York Stock Exchange on May 19, 2025.